UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund
(formerly DWS Enhanced Emerging Markets Fixed Income Fund)

		Principal Amount ($) (a)	Value ($)
Bonds 93.3%
Argentina 0.2%
Republic of Argentina, GDP Linked Note, Zero Coupon, 12/15/2035 (b) (Cost $450,238)	EUR	5,138,017	606,133
Austria 0.8%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020 (Cost $2,000,000)		2,000,000	2,145,000
Barbados 0.4%
Columbus International, Inc., 144A, 7.375%, 3/30/2021 (Cost $1,039,820)		1,000,000	1,055,000
Belarus 0.7%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $1,744,264)		1,750,000	1,785,000
Bermuda 0.9%
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021 (c) (Cost $2,215,401)		2,000,000	2,200,000
Brazil 3.3%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049 (c)		2,000,000	1,935,400
Banco do Estado do Rio Grande do Sul SA, 144A, 7.375%, 2/2/2022		2,000,000	2,105,880
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,200,000	1,774,228
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	0
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		2,500,000	2,603,125

(Cost $11,502,064)			8,418,633
British Virgin Islands 2.4%
GTL Trade Finance, Inc.:
144A, 5.893%, 4/29/2024 (c)		1,000,000	1,031,000
144A, 7.25%, 4/16/2044		3,000,000	3,090,000
OAS Finance Ltd., 144A, 8.0%, 7/2/2021		2,000,000	1,995,000

(Cost $6,143,104)			6,116,000
Canada 1.6%
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021 (Cost $4,050,052)		3,700,000	4,033,000
Cayman Islands 7.2%
Country Garden Holdings Co., Ltd.:
144A, 7.25%, 4/4/2021		1,300,000	1,291,875
144A, 7.5%, 1/10/2023		2,000,000	1,967,500
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		3,000,000	2,992,500
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018		3,000,000	3,138,750
Longfor Properties Co., Ltd., 6.75%, 1/29/2023		2,000,000	1,937,152
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	529,850
Odebrecht Finance Ltd., 144A, 5.25%, 6/27/2029		1,600,000	1,551,520
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		3,856,800	4,049,640
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (c)		928,667	900,807

(Cost $17,947,563)			18,359,594
Chile 0.8%
GNL Quintero SA, 144A, 4.634%, 7/31/2029 (Cost $2,000,000)		2,000,000	2,016,790
China 0.6%
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019 (Cost $1,498,425)		1,500,000	1,523,118
Colombia 1.1%
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		1,300,000	1,313,000
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		1,500,000	1,612,500

(Cost $2,855,772)			2,925,500
Costa Rica 0.4%
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018 (Cost $1,004,784)		1,000,000	1,017,500
Croatia 2.1%
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		2,000,000	2,110,000
Republic of Croatia, 144A, 6.75%, 11/5/2019		3,000,000	3,341,250

(Cost $5,403,772)			5,451,250
Ecuador 0.6%
Republic of Ecuador, 144A, 7.95%, 6/20/2024 (Cost $1,368,000)		1,368,000	1,436,400
El Salvador 1.4%
Republic of El Salvador, 144A, 7.65%, 6/15/2035		2,600,000	2,834,000
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		594,000	617,760

(Cost $3,376,173)			3,451,760
Ghana 2.1%
Republic of Ghana, 144A, 8.5%, 10/4/2017 (Cost $5,354,916)		5,000,000	5,262,500
Hungary 2.0%
Republic of Hungary, 4.125%, 2/19/2018 (Cost $4,908,268)		5,000,000	5,187,500
India 0.8%
Bank of Baroda, 144A, 4.875%, 7/23/2019 (Cost $1,995,140)		2,000,000	2,095,848
Indonesia 6.3%
Pertamina Persero PT:
144A, 5.625%, 5/20/2043 (c)		3,500,000	3,311,875
144A, 6.0%, 5/3/2042		3,000,000	2,951,250
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		2,000,000	1,800,000
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		3,000,000	3,101,250
Republic of Indonesia:
144A, 2.875%, 7/8/2021	EUR	1,550,000	2,085,905
144A, 4.625%, 4/15/2043		3,000,000	2,722,500

(Cost $15,227,947)			15,972,780
Ireland 4.2%
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,000,000	910,000
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		4,000,000	3,650,000
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,600,000	1,596,000
Mobile Telesystems OJSC, 144A, 5.0%, 5/30/2023		2,000,000	1,862,081
Novatek OAO, 144A, 6.604%, 2/3/2021		1,000,000	1,016,250
Sibur Securities Ltd., 144A, 3.914%, 1/31/2018		2,000,000	1,820,000

(Cost $11,384,375)			10,854,331
Israel 0.8%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $2,000,000)		2,000,000	1,997,884
Ivory Coast 0.4%
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024 (Cost $1,079,188)		1,100,000	1,069,750
Kazakhstan 0.8%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,088,750
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,000,000	968,700

(Cost $2,056,432)			2,057,450
Luxembourg 7.6%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,300,000	2,449,500
Evraz Group SA, 144A, 6.75%, 4/27/2018		5,000,000	4,731,000
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,200,000	2,172,500
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,800,000	1,975,500
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018		2,000,000	2,137,500
Sberbank of Russia, 144A, 5.5%, 2/26/2024		1,500,000	1,335,000
Severstal OAO, 144A, 5.9%, 10/17/2022		2,000,000	1,940,000
TMK OAO, 144A, 6.75%, 4/3/2020		800,000	739,000
Tupy Overseas SA, 144A, 6.625%, 7/17/2024		2,000,000	2,050,000

(Cost $19,780,052)			19,530,000
Malaysia 1.3%
Penerbangan Malaysia Bhd.:
144A, 5.625%, 3/15/2016		1,000,000	1,070,459
REG S, 5.625%, 3/15/2016		2,130,000	2,280,078

(Cost $3,181,692)			3,350,537
Mexico 11.7%
America Movil SAB de CV, 6.45%, 12/5/2022	MXN	28,000,000	2,075,120
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		2,800,000	3,150,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		5,500,000	5,740,625
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,125,000
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019 (c)		2,000,000	2,160,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		3,000,000	3,067,500
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		1,000,000	1,047,500
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		1,000,000	1,099,000
Trust F/1401, (REIT), 144A, 6.95%, 1/30/2044 (c)		3,000,000	3,311,250
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	33,800,000	2,569,999
Series M, 6.5%, 6/10/2021	MXN	37,500,000	3,014,594
Series M 20, 8.5%, 5/31/2029	MXN	16,900,000	1,539,581

(Cost $29,500,144)			29,900,169
Mongolia 1.4%
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018 (Cost $3,781,871)		4,000,000	3,670,000
Morocco 0.9%
Kingdom of Morocco:
144A, 4.25%, 12/11/2022		750,000	749,063
REG S, 4.5%, 10/5/2020	EUR	1,000,000	1,446,174

(Cost $2,123,648)			2,195,237
Netherlands 6.4%
Ajecorp BV, 144A, 6.5%, 5/14/2022 (c)		2,770,000	2,577,485
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023 (c)		2,000,000	2,067,700
Marfrig Holding Europe BV, 144A, 6.875%, 6/24/2019 (c)		3,100,000	3,100,000
Metinvest BV:
144A, 8.75%, 2/14/2018		1,600,000	1,340,320
144A, 10.25%, 5/20/2015 (c)		1,600,000	1,464,000
Petrobras Global Finance BV, 6.25%, 3/17/2024		3,000,000	3,166,770
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		2,500,000	2,546,750

(Cost $16,688,916)			16,263,025
Panama 0.9%
Avianca Holdings SA, 144A, 8.375%, 5/10/2020 (Cost $2,217,953)		2,066,000	2,205,455
Philippines 0.5%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,069,269)		1,000,000	1,357,500
Russia 0.8%
Bank of Moscow, 144A, 6.699%, 3/11/2015 (Cost $2,015,384)		2,000,000	2,022,500
Senegal 0.5%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $1,200,000)		1,200,000	1,210,500
Singapore 0.8%
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018 (Cost $1,987,500)		2,000,000	2,027,500
Slovenia 0.4%
Republic of Slovenia, 144A, 5.5%, 10/26/2022 (Cost $1,092,137)		1,000,000	1,090,000
South Africa 3.9%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		4,000,000	4,300,000
Republic of South Africa:
5.375%, 7/24/2044		2,200,000	2,219,250
5.875%, 9/16/2025		2,000,000	2,210,400
Series R204, 8.0%, 12/21/2018	ZAR	14,200,000	1,351,814

(Cost $9,853,070)			10,081,464
Sri Lanka 1.8%
National Savings Bank, 144A, 8.875%, 9/18/2018		1,530,000	1,744,200
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		2,800,000	2,856,000

(Cost $4,529,856)			4,600,200
Turkey 4.0%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,981,600
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		3,000,000	3,187,800
Republic of Turkey, 7.0%, 9/26/2016		2,200,000	2,422,750
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		800,000	768,000
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		2,000,000	1,937,000

(Cost $10,103,533)			10,297,150
Ukraine 0.7%
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		1,000,000	972,500
Ukreximbank, REG S, 8.75%, 1/22/2018		1,000,000	890,200

(Cost $1,913,480)			1,862,700
United Kingdom 2.2%
Afren PLC, 144A, 10.25%, 4/8/2019 (c)		2,609,000	2,856,855
DTEK Finance PLC, 144A, 7.875%, 4/4/2018		1,000,000	745,200
Fresnillo PLC, 144A, 5.5%, 11/13/2023		2,000,000	2,105,000

(Cost $5,863,098)			5,707,055
Uruguay 0.7%
Republic of Uruguay, 8.0%, 11/18/2022 (Cost $1,510,550)		1,349,030	1,763,857
Venezuela 4.9%
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021 (Cost $12,229,330)		14,600,000	12,410,000

Total Bonds (Cost $239,247,181)			238,583,570

		Shares	Value ($)

Securities Lending Collateral 6.8%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $17,332,010)		17,332,010	17,332,010
Cash Equivalents 2.9%
Central Cash Management Fund, 0.06% (d) (Cost $7,398,862)		7,398,862	7,398,862

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $263,978,053) †		103.0	263,314,442
Other Assets and Liabilities, Net		(3.0)	(7,748,317)

Net Assets		100.0	255,566,125

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,767,977	0

*	Non-income producing security.
†
The cost for federal income tax purposes was $263,978,053.  At July 31, 2014, net unrealized depreciation for all securities based on tax cost was $663,611.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,398,601 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,062,212.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $16,861,372, which is 6.6% of net assets.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
As of July 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,778,180	ZAR	30,200,000	8/18/2014	31,746	Commonwealth Bank of Australia
ZAR	30,200,000	USD	2,819,288	8/18/2014	9,362	Commonwealth Bank of Australia
ZAR	14,430,000	USD	1,353,379	8/18/2014	10,755	Nomura International PLC
MXN	16,900,000	USD	1,303,892	8/18/2014	26,856	Commonwealth Bank of Australia
USD	1,389,707	ZAR	15,100,000	9/18/2014	8,092	Commonwealth Bank of Australia
EUR	2,320,000	USD	3,178,558	9/18/2014	71,518	Commonwealth Bank of Australia
EUR	1,540,235	USD	2,104,462	9/30/2014	41,634	Barclays Bank PLC
RUB	86,900,000	USD	2,517,418	9/30/2014	119,118	Societe Generale
EUR	2,100,000	USD	2,840,790	10/17/2014	28,090	Citigroup, Inc.
MXN	20,700,000	USD	1,587,362	10/21/2014	30,302	Commonwealth Bank of Australia
BRL	8,700,000	USD	3,818,302	10/21/2014	66,400	Societe Generale
Total unrealized appreciation					443,873

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,288,041	MXN	16,900,000	8/18/2014	(11,005)	Commonwealth Bank of Australia
USD	3,112,215	EUR	2,320,000	9/18/2014	(5,175)	Barclays Bank PLC
ZAR	15,100,000	USD	1,389,720	9/18/2014	(8,079)	Commonwealth Bank of Australia
USD	2,462,946	RUB	86,900,000	9/30/2014	(64,645)	Societe Generale
USD	1,381,749	EUR	1,030,000	10/17/2014	(2,187)	Nomura International PLC
USD	3,769,987	BRL	8,700,000	10/21/2014	(18,086)	Societe Generale
USD	1,566,995	MXN	20,700,000	10/21/2014	(9,935)	JPMorgan Chase Securities, Inc.
USD	2,565,656	MXN	33,800,000	10/31/2014	(24,952)	Commonwealth Bank of Australia
Total unrealized depreciation					(144,064)

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(f)
Bonds	$—	$238,583,570	$0	$238,583,570
Short-Term Investments(f)	24,730,872	—	—	24,730,872
Derivatives(g)
Forward Foreign Currency Contracts	—	443,873	—	443,873
Total	$24,730,872	$239,027,443	$0	$263,758,315

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Forward Foreign Currency Contracts	$—	$(144,064)	$—	$(144,064)
Total	$—	$(144,064)	$—	$(144,064)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$299,809

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014